UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GLOBAL HIGH YIELD

BOND FUND

LEGG MASON PARTNERS SHORT/ INTERMEDIATE

U.S. GOVERNMENT FUND

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 93.0%
Aerospace & Defense - 2.1%
$2,160,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$2,170,800
	DRS Technologies Inc., Senior Subordinated Notes:
4,475,000	6.875% due 11/1/13	4,542,125
1,350,000	6.625% due 2/1/16	1,370,250
	Hawker Beechcraft Acquisition Co.:
	Senior Notes:
1,530,000	8.500% due 4/1/15 (a)	1,593,112
2,440,000	8.875% due 4/1/15 (a)(b)	2,528,450
3,010,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	3,152,975
	L-3 Communications Corp., Senior Subordinated Notes:
2,125,000	7.625% due 6/15/12	2,199,375
7,675,000	6.375% due 10/15/15	7,646,219

	Total Aerospace & Defense	25,203,306

Airlines - 0.4%
	Continental Airlines Inc.:
2,870,000	Notes, 8.750% due 12/1/11	2,826,950
	Pass-Through Certificates:
148,115	Series 981-C, 6.541% due 3/15/08	148,208
133,878	Series 974C, 6.800% due 7/2/07	133,961
1,795,000	Series C, 7.339% due 4/19/14	1,792,703

	Total Airlines	4,901,822

Auto Components - 1.2%
3,785,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	3,699,837
630,000	TRW Automotive Inc., 7.250% due 3/15/17 (a)	620,550
	Visteon Corp., Senior Notes:
9,790,000	8.250% due 8/1/10	10,034,750
520,000	7.000% due 3/10/14	457,600

	Total Auto Components	14,812,737

Automobiles - 3.0%
	Ford Motor Co.:
	Debentures:
2,255,000	8.875% due 1/15/22	2,040,775
4,340,000	8.900% due 1/15/32	3,819,200
18,770,000	Notes, 7.450% due 7/16/31	14,617,137
950,000	Senior Notes, 4.950% due 1/15/08	938,801
	General Motors Corp.:
2,865,000	Notes, 7.200% due 1/15/11	2,728,913
	Senior Debentures:
2,400,000	8.250% due 7/15/23	2,172,000
10,530,000	8.375% due 7/15/33	9,503,325

	Total Automobiles	35,820,151

Beverages - 0.3%
4,085,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	4,156,487

Building Products - 1.4%
	Associated Materials Inc.:
1,525,000	Senior Discount Notes, step bond to yield 16.137% due 3/1/14	1,078,937
5,550,000	Senior Subordinated Notes, 9.750% due 4/15/12	5,799,750
3,390,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	3,313,725

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Building Products - 1.4% (continued)
$8,400,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.574% due 3/1/14	$6,132,000

	Total Building Products	16,324,412

Capital Markets - 0.4%
190,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	216,775
	E*TRADE Financial Corp., Senior Notes:
3,680,000	7.375% due 9/15/13	3,864,000
195,000	7.875% due 12/1/15	211,331

	Total Capital Markets	4,292,106

Chemicals - 2.4%
2,100,000	Borden Chemicals & Plastics LP, Notes, 9.500% due 5/1/05 (c)(d)(e)	31,500
810,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	787,725
3,525,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	3,736,500
5,930,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	5,722,450
1,985,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14 (a)	2,061,919
	Lyondell Chemical Co.:
	Senior Notes:
1,585,000	8.000% due 9/15/14	1,668,213
1,305,000	8.250% due 9/15/16	1,402,875
	Senior Secured Notes:
445,000	11.125% due 7/15/12	478,375
30,000	10.500% due 6/1/13	33,000
925,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,031,375
3,561,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	3,712,342
430,000	Momentive Performance Materials Inc., Senior Notes, 9.750% due 12/1/14 (a)	442,900
6,270,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	6,301,350
1,430,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	1,401,400

	Total Chemicals	28,811,924

Commercial Banks - 0.7%
4,900,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	4,795,875
3,370,000	TuranAlem Finance BV, 8.250% due 1/22/37 (a)	3,395,275

	Total Commercial Banks	8,191,150

Commercial Services & Supplies - 2.7%
2,735,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,803,375
	Allied Waste North America Inc., Senior Notes:
75,000	6.875% due 6/1/17	75,563
	Series B:
2,342,000	9.250% due 9/1/12	2,482,520
1,950,000	7.375% due 4/15/14	1,989,000
2,400,000	7.250% due 3/15/15	2,460,000
	Aramark Corp., Senior Notes:
3,050,000	8.500% due 2/1/15 (a)	3,187,250
730,000	8.860% due 2/1/15 (a)(f)	753,725
1,050,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	1,102,500
	Corrections Corporation of America:
75,000	Senior Notes, 6.750% due 1/31/14	76,688
3,200,000	Senior Subordinated Notes, 6.250% due 3/15/13	3,216,000
5,251,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	5,618,570
2,870,961	Employee Solutions Inc., Series B, 10.000% due 4/15/10 (c)(e)	287

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Services & Supplies - 2.7% (continued)
	Interface Inc.:
$725,000	Senior Notes, 10.375% due 2/1/10	$802,937
3,200,000	Senior Subordinated Notes, 9.500% due 2/1/14	3,496,000
3,420,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	3,659,400
4,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(d)	4,000

	Total Commercial Services & Supplies	31,727,815

Communications Equipment - 0.5%
6,915,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	6,275,362

Consumer Finance - 3.8%
	Ford Motor Credit Co.:
	Notes:
6,940,000	6.625% due 6/16/08	6,920,068
875,000	7.875% due 6/15/10	878,866
4,275,000	7.000% due 10/1/13	3,979,020
	Senior Notes:
1,220,000	9.875% due 8/10/11	1,293,123
1,370,000	8.110% due 1/13/12 (f)	1,340,779
2,830,000	8.000% due 12/15/16	2,727,636
	General Motors Acceptance Corp.:
16,500,000	Bonds, 8.000% due 11/1/31	17,739,662
9,840,000	Notes, 6.875% due 8/28/12	9,811,248

	Total Consumer Finance	44,690,402

Containers & Packaging - 2.2%
5,625,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	5,765,625
5,780,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	6,177,375
	Owens-Brockway Glass Container Inc., Senior Secured Notes:
1,340,000	8.875% due 2/15/09	1,373,500
1,940,000	8.750% due 11/15/12	2,051,550
2,070,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	2,204,550
2,150,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	18,813
1,222,000	Smurfit Kappa Funding, Senior Notes, 9.625% due 10/1/12	1,304,485
6,875,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17 (a)	6,754,687
675,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	680,062

	Total Containers & Packaging	26,330,647

Diversified Consumer Services - 0.9%
	Education Management LLC/Education Management Corp.:
805,000	Senior Notes, 8.750% due 6/1/14	851,288
5,135,000	Senior Subordinated Notes, 10.250% due 6/1/16	5,597,150
	Service Corp. International:
730,000	Debentures, 7.875% due 2/1/13	759,200
	Senior Notes:
1,355,000	7.625% due 10/1/18	1,439,687
1,910,000	7.500% due 4/1/27 (a)	1,919,550

	Total Diversified Consumer Services	10,566,875

Diversified Financial Services - 3.7%
1,790,000	Ameripath Intermediate Holdings Inc., Senior Unsecured Notes, 10.650% due 2/15/14 (a)(f)	1,798,950
4,195,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	4,394,263
2,545,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	2,570,450

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 3.7% (continued)
$2,505,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	$2,677,219
3,435,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	3,550,931
6,374,591	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (a)	6,030,746
3,005,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	2,929,875
2,930,000	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	2,968,474
1,190,000	PNA Intermediate Holding Corp., Senior Notes, 12.360% due 2/15/13 (a)(f)	1,225,700
2,905,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	2,977,625
1,248,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	1,316,640
2,075,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	2,279,906
2,090,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.506% due 10/1/15	1,708,575
6,825,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	6,944,437

	Total Diversified Financial Services	43,373,791

Diversified Telecommunication Services - 6.7%
5,320,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	5,306,700
980,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	901,600
	Citizens Communications Co.:
405,000	7.125% due 3/15/19 (a)	402,975
4,705,000	Senior Notes, 7.875% due 1/15/27 (a)	4,834,387
6,100,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	6,710,000
	Intelsat Bermuda Ltd., Senior Notes:
1,460,000	8.872% due 1/15/15 (a)(f)	1,496,500
3,830,000	9.250% due 6/15/16 (a)	4,260,875
7,845,000	11.250% due 6/15/16 (a)	8,943,300
	Intelsat Corp.:
1,055,000	9.000% due 6/15/16 (a)	1,167,094
1,305,000	Senior Notes, 9.000% due 8/15/14	1,419,188
	Level 3 Financing Inc., Senior Notes:
1,365,000	9.250% due 11/1/14 (a)	1,409,363
4,030,000	9.150% due 2/15/15 (a)(f)	4,080,375
1,435,000	8.750% due 2/15/17 (a)	1,452,937
3,195,000	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (a)	3,434,625
4,725,000	NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	5,008,500
	Qwest Communications International Inc., Senior Notes:
575,000	7.500% due 2/15/14	595,125
3,285,000	Series B, 7.500% due 2/15/14	3,399,975
	Qwest Corp.:
8,965,000	Debentures, 6.875% due 9/15/33	8,696,050
686,000	Notes, 8.875% due 3/15/12	761,460
4,085,000	Senior Notes, 7.500% due 10/1/14	4,330,100
3,365,000	Umbrella Acquisition Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	3,369,206
760,000	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	874,000
6,205,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	6,817,744
1,750,000	World Access Inc., Senior Notes, 13.250% due 1/15/08 (c)(e)	50,750

	Total Diversified Telecommunication Services	79,722,829

Electric Utilities - 0.5%
940,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	1,018,725
1,569,424	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	1,717,539
2,815,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	3,265,400

	Total Electric Utilities	6,001,664

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Electronic Equipment & Instruments - 0.3%
	NXP BV/NXP Funding LLC:
$1,160,000	Senior Notes, 9.500% due 10/15/15 (a)	$1,203,500
2,745,000	Senior Secured Bond, 7.875% due 10/15/14 (a)	2,847,937

	Total Electronic Equipment & Instruments	4,051,437

Energy Equipment & Services - 1.8%
4,220,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	4,346,600
3,542,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	3,630,550
2,035,000	Geokinetics Inc., Senior Secured Notes, 11.855% due 12/15/12 (a)(f)	2,106,225
810,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	826,200
	Hanover Compressor Co.:
1,275,000	Senior Notes, 9.000% due 6/1/14	1,386,562
3,730,000	Senior Subordinated Notes, 8.625% due 12/15/10	3,935,150
1,365,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,405,950
1,500,000	Sonat Inc., Notes, 7.625% due 7/15/11	1,618,125
500,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	596,413
925,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	942,344

	Total Energy Equipment & Services	20,794,119

Food & Staples Retailing - 0.4%
3,525,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	4,252,987

Food Products - 0.4%
	Dole Food Co. Inc.:
1,725,000	Debentures, 8.750% due 7/15/13	1,668,938
	Senior Notes:
870,000	7.250% due 6/15/10	835,200
2,581,000	8.875% due 3/15/11	2,561,642

	Total Food Products	5,065,780

Gas Utilities - 0.5%
6,380,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	6,316,200

Health Care Equipment & Supplies - 0.1%
1,455,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	1,473,188

Health Care Providers & Services - 5.5%
3,850,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	4,138,750
3,230,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	3,343,050
	DaVita Inc.:
	Senior Notes:
310,000	6.625% due 3/15/13	311,550
125,000	6.625% due 3/15/13 (a)	125,625
6,770,000	Senior Subordinated Notes, 7.250% due 3/15/15	6,880,012
3,425,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	3,656,188
	HCA Inc.:
	Debentures:
2,725,000	7.500% due 12/15/23	2,325,847
202,000	8.360% due 4/15/24	184,993
6,365,000	7.500% due 11/15/95	5,108,606
	Notes:
3,625,000	6.375% due 1/15/15	3,103,906
295,000	7.690% due 6/15/25	255,777
1,125,000	Senior Notes, 6.500% due 2/15/16	963,281

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Health Care Providers & Services - 5.5% (continued)
	Senior Secured Notes:
$3,680,000	9.250% due 11/15/16 (a)	$3,979,000
3,385,000	9.625% due 11/15/16 (a)(b)	3,664,263
4,650,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,836,000
1,075,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	1,182,500
	Tenet Healthcare Corp., Senior Notes:
4,850,000	7.375% due 2/1/13	4,528,687
8,755,000	9.875% due 7/1/14	8,886,325
675,000	9.250% due 2/1/15	671,625
639,000	6.875% due 11/15/31	508,005
5,425,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	5,689,469
1,305,000	US Oncology Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)(f)	1,324,575

	Total Health Care Providers & Services	65,668,034

Hotels, Restaurants & Leisure - 5.6%
3,075,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	3,082,687
3,210,000	Buffets Inc., 12.500% due 11/1/14	3,354,450
	Caesars Entertainment Inc., Senior Subordinated Notes:
730,000	8.875% due 9/15/08	762,850
2,600,000	8.125% due 5/15/11	2,765,750
850,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	871,250
1,216,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	1,229,680
2,675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,865,594
1,870,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	2,066,350
4,275,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	4,146,750
5,050,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	5,517,125
4,585,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	4,516,225
3,725,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,576,000
	MGM MIRAGE Inc., Senior Notes:
2,010,000	6.750% due 9/1/12	2,007,487
1,025,000	5.875% due 2/27/14	958,375
5,740,000	7.625% due 1/15/17	5,840,450
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
2,850,000	7.125% due 8/15/14	2,907,000
2,425,000	6.875% due 2/15/15	2,431,062
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
2,425,000	8.250% due 3/15/12	2,509,875
2,150,000	8.750% due 10/1/13	2,295,125
475,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	508,250
1,885,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (a)	1,969,825
	Snoqualmie Entertainment Authority:
950,000	Notes, 9.125% due 2/1/15 (a)	984,438
1,225,000	Senior Notes, 9.150% due 2/1/14 (a)(f)	1,252,563
	Station Casinos Inc.:
	Senior Notes:
605,000	6.000% due 4/1/12	589,119
4,240,000	7.750% due 8/15/16	4,372,500
	Senior Subordinated Notes:
975,000	6.875% due 3/1/16	898,219
330,000	6.625% due 3/15/18	295,350
2,425,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	2,473,500

	Total Hotels, Restaurants & Leisure	67,047,849

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Household Durables - 2.2%
$430,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	$445,588
875,000	Beazer Homes USA Inc., Senior Notes, 8.125% due 6/15/16	826,875
2,500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(e)	0
4,290,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	4,354,350
	K Hovnanian Enterprises Inc., Senior Notes:
2,695,000	7.500% due 5/15/16	2,526,563
5,140,000	8.625% due 1/15/17	4,985,800
3,635,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,762,225
4,600,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.971% due 9/1/12	4,163,000
4,375,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	4,626,562

	Total Household Durables	25,690,963

Household Products - 0.6%
95,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	97,375
	Nutro Products Inc.:
1,325,000	Senior Notes, 9.400% due 10/15/13 (a)(f)	1,371,375
2,845,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	3,086,825
2,650,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	2,775,875

	Total Household Products	7,331,450

Independent Power Producers & Energy Traders - 4.1%
2,640,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	2,637,482
	AES Corp.:
	Senior Notes:
975,000	8.750% due 6/15/08	1,009,125
150,000	9.500% due 6/1/09	160,500
3,200,000	9.375% due 9/15/10	3,496,000
1,025,000	8.875% due 2/15/11	1,107,000
3,750,000	7.750% due 3/1/14	3,956,250
1,065,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	1,143,544
2,925,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.370% due 4/1/11 (d)(f)	3,115,125
2,975,000	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	2,900,625
	Edison Mission Energy, Senior Notes:
620,000	7.500% due 6/15/13	643,250
3,620,000	7.750% due 6/15/16	3,791,950
5,425,000	Mirant Americas Generation LLC, Senior Notes, 8.300% due 5/1/11	5,587,750
4,075,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	4,197,250
	NRG Energy Inc., Senior Notes:
2,100,000	7.250% due 2/1/14	2,157,750
11,675,000	7.375% due 2/1/16	12,025,250
40,000	7.375% due 1/15/17	41,150
	TXU Corp., Senior Notes:
1,140,000	Series Q, 6.500% due 11/15/24	966,518
280,000	Series R, 6.550% due 11/15/34	235,871

	Total Independent Power Producers & Energy Traders	49,172,390

Insurance - 0.6%
6,485,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	7,036,225

Internet & Catalog Retail - 0.3%
3,097,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	3,135,713

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
IT Services - 0.7%
	SunGard Data Systems Inc.:
$3,475,000	Senior Notes, 9.125% due 8/15/13	$3,744,313
3,985,000	Senior Subordinated Notes, 10.250% due 8/15/15	4,368,556

	Total IT Services	8,112,869

Leisure Equipment & Products - 0.4%
4,590,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	4,394,925

Machinery - 0.7%
1,600,000	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/1/14 (a)	1,652,000
675,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14	705,375
2,092,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	2,269,820
3,944,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 10.998% due 4/15/14	3,608,760

	Total Machinery	8,235,955

Media - 10.9%
	Affinion Group Inc.:
5,805,000	Senior Notes, 10.125% due 10/15/13	6,356,475
1,600,000	Senior Subordinated Notes, 11.500% due 10/15/15	1,768,000
8,145,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	9,315,844
10,150,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	9,769,375
7,908,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	8,244,090
	CCH II LLC/CCH II Capital Corp., Senior Notes:
5,260,000	10.250% due 9/15/10	5,575,600
3,520,000	10.250% due 10/1/13	3,863,200
1,690,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	1,715,350
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
	Senior Discount Notes:
1,620,000	9.920% due 4/1/11	1,622,025
1,530,000	11.750% due 5/15/11	1,547,212
515,000	Senior Notes, 10.250% due 1/15/10	520,794
2,950,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	3,064,312
3,830,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	3,944,900
	CSC Holdings Inc.:
	Senior Debentures:
475,000	7.875% due 2/15/18	490,438
985,000	7.625% due 7/15/18	999,775
2,945,000	Series B, 8.125% due 8/15/09	3,062,800
	Senior Notes:
2,650,000	6.750% due 4/15/12 (a)	2,643,375
	Series B:
420,000	8.125% due 7/15/09	436,800
1,100,000	7.625% due 4/1/11	1,133,000
494,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 12.125% due 11/15/12	541,548
	Dex Media Inc., Discount Notes:
2,320,000	Step bond to yield 8.367% due 11/15/13	2,172,100
4,375,000	Step bond to yield 8.996% due 11/15/13	4,096,094
1,675,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,836,219

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Media - 10.9% (continued)
	EchoStar DBS Corp., Senior Notes:
$6,150,000	6.625% due 10/1/14	$6,203,812
6,000,000	7.125% due 2/1/16	6,225,000
1,125,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	967,500
1,055,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (a)(f)	1,105,113
3,680,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	3,606,400
4,535,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	4,955,780
2,863,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	2,956,047
1,570,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	1,621,025
	R.H. Donnelley Corp.:
	Senior Discount Notes:
140,000	Series A-1, 6.875% due 1/15/13	136,850
2,205,000	Series A-2, 6.875% due 1/15/13	2,155,387
6,550,000	Senior Notes, Series A-3, 8.875% due 1/15/16	6,992,125
1,050,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	1,088,063
	Rainbow National Services LLC:
1,735,000	Senior Notes, 8.750% due 9/1/12 (a)	1,854,281
2,750,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	3,090,312
875,000	Rogers Cable Inc., Senior Second Priority Debentures, 8.750% due 5/1/32	1,085,000
5,325,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	5,538,000
925,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	913,438
	XM Satellite Radio Inc., Senior Notes:
1,275,000	9.860% due 5/1/13 (f)	1,268,625
2,475,000	9.750% due 5/1/14	2,509,031

	Total Media	128,991,115

Metals & Mining - 3.1%
16,265,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	17,627,194
3,585,000	Metals USA Holdings Corp., Senior Notes, 11.365% due 1/15/12 (a)(b)(f)	3,531,225
7,075,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	7,888,625
3,040,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	3,230,000
4,000,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (c)(d)(e)	0
4,010,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	4,190,450
485,000	Vale Overseas Ltd., Notes, 6.250% due 1/23/17	496,619

	Total Metals & Mining	36,964,113

Multiline Retail - 0.8%
	Neiman Marcus Group Inc.:
4,050,000	Senior Notes, 9.000% due 10/15/15 (b)	4,455,000
3,540,000	Senior Subordinated Notes, 10.375% due 10/15/15	3,964,800
1,400,000	Saks Inc., Notes, 9.875% due 10/1/11	1,564,500

	Total Multiline Retail	9,984,300

Office Electronics - 0.0%
40,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	42,057

Oil, Gas & Consumable Fuels - 9.7%
5,957,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	6,120,817
	Chesapeake Energy Corp., Senior Notes:
5,875,000	7.500% due 6/15/14	6,183,437
995,000	6.625% due 1/15/16	1,007,438
1,465,000	6.500% due 8/15/17	1,454,013
3,645,000	6.250% due 1/15/18	3,617,662

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.7% (continued)
$460,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	$491,502
1,240,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,283,400
	Costilla Energy Inc.:
4,000,000	Senior Notes, 10.250% due 10/1/06 (c)(d)(e)	0
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06 (c)(d)(e)	0
	El Paso Corp.:
	Medium-Term Notes:
275,000	7.375% due 12/15/12	295,625
6,350,000	7.800% due 8/1/31	7,048,500
3,265,000	7.750% due 1/15/32	3,624,150
5,600,000	Notes, 7.875% due 6/15/12	6,118,000
2,870,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (f)	3,145,761
7,145,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	7,198,587
300,000	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	313,500
3,700,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	3,552,000
	Inergy LP/Inergy Finance Corp., Senior Notes:
2,275,000	6.875% due 12/15/14	2,252,250
2,775,000	8.250% due 3/1/16	2,927,625
4,180,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	4,221,800
2,175,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	2,147,813
2,520,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	2,712,150
4,150,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	4,233,000
2,450,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	2,560,250
2,445,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	2,616,150
	Pogo Producing Co., Senior Subordinated Notes:
1,830,000	7.875% due 5/1/13	1,852,875
1,300,000	6.875% due 10/1/17	1,274,000
1,075,000	Series B, 8.250% due 4/15/11	1,095,156
6,450,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	6,579,000
225,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	224,438
	Stone Energy Corp., Senior Subordinated Notes:
2,195,000	8.250% due 12/15/11	2,197,744
2,085,000	6.750% due 12/15/14	1,959,900
	Swift Energy Co.:
1,350,000	Senior Notes, 7.625% due 7/15/11	1,390,500
1,285,000	Senior Subordinated Notes, 9.375% due 5/1/12	1,352,463
800,000	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	833,930
	Whiting Petroleum Corp., Senior Subordinated Notes:
3,100,000	7.250% due 5/1/12	3,061,250
2,425,000	7.000% due 2/1/14	2,376,500
	Williams Cos. Inc.:
145,000	Debentures, Series A, 7.500% due 1/15/31	154,425
	Notes:
5,375,000	7.875% due 9/1/21	5,939,375
4,760,000	8.750% due 3/15/32	5,509,700
3,350,000	Senior Notes, 7.625% due 7/15/19	3,659,875

	Total Oil, Gas & Consumable Fuels	114,586,561

Paper & Forest Products - 1.6%
	Appleton Papers Inc.:
1,400,000	Senior Notes, 8.125% due 6/15/11	1,445,500
4,420,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	4,585,750
	NewPage Corp.:
	Senior Secured Notes:
1,255,000	10.000% due 5/1/12	1,378,931

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Paper & Forest Products - 1.6% (continued)
$5,350,000	11.610% due 5/1/12 (f)	$5,878,312
1,790,000	Senior Subordinated Notes, 12.000% due 5/1/13	1,951,100
875,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	896,875
2,315,000	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (a)	2,436,538

	Total Paper & Forest Products	18,573,006

Pharmaceuticals - 0.5%
5,380,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	5,380,000

Real Estate Investment Trusts (REITs) - 1.2%
160,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	163,600
	Host Marriott LP, Senior Notes:
3,650,000	7.125% due 11/1/13	3,750,375
3,360,000	Series O, 6.375% due 3/15/15	3,351,600
1,910,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	1,843,150
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
625,000	7.125% due 6/1/15	657,813
1,355,000	6.500% due 6/1/16	1,393,956
2,960,000	6.750% due 4/1/17	3,078,400

	Total Real Estate Investment Trusts (REITs)	14,238,894

Real Estate Management & Development - 0.2%
2,455,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	2,350,663

Road & Rail - 2.1%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
5,161,000	9.375% due 5/1/12	5,573,880
270,000	12.500% due 6/15/12	290,790
4,775,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14	5,168,937
10,045,000	Hertz Corp., 10.500% due 1/1/16	11,501,525
1,030,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (a)	1,044,163
1,170,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	1,202,175

	Total Road & Rail	24,781,470

Semiconductors & Semiconductor Equipment - 0.4%
4,160,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	4,186,000

Software - 0.7%
4,310,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	4,266,900
3,991,748	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (a)(b)(f)	4,081,562

	Total Software	8,348,462

Specialty Retail - 0.8%
	AutoNation Inc., Senior Notes:
2,050,000	7.360% due 4/15/13 (f)	2,080,750
680,000	7.000% due 4/15/14	690,200
3,460,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	3,511,900
1,810,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,013,625
1,479,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (c)(d)(e)	0
1,555,000	Linens ’n Things Inc., Senior Secured Notes, 10.985% due 1/15/14 (f)	1,453,925

	Total Specialty Retail	9,750,400

Textiles, Apparel & Luxury Goods - 1.1%
	Levi Strauss & Co., Senior Notes:
6,525,000	9.750% due 1/15/15	7,193,812

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Textiles, Apparel & Luxury Goods - 1.1% (continued)
$935,000	8.875% due 4/1/16	$1,005,125
2,225,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	2,314,000
2,500,000	Simmons Co., 10.648% due 2/15/12	2,475,000

	Total Textiles, Apparel & Luxury Goods	12,987,937

Tobacco - 0.3%
	Alliance One International Inc.:
2,110,000	8.500% due 5/15/12 (a)	2,137,614
1,115,000	Senior Notes, 11.000% due 5/15/12	1,232,075

	Total Tobacco	3,369,689

Trading Companies & Distributors - 1.0%
2,455,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	2,626,850
2,080,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	2,220,400
4,865,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	5,278,525
2,105,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	2,183,937

	Total Trading Companies & Distributors	12,309,712

Wireless Telecommunication Services - 1.5%
1,075,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	1,187,875
1,620,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	1,725,300
	Rural Cellular Corp.:
4,135,000	Secured Notes, 8.250% due 3/15/12	4,341,750
2,020,000	Senior Notes, 9.875% due 2/1/10	2,141,200
8,240,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	8,425,400

	Total Wireless Telecommunication Services	17,821,525

	TOTAL CORPORATE BONDS & NOTES (Cost - $1,086,955,248)	1,103,649,468

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
3,210,025	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (c)(d)(e) (Cost - $3,293,488)	0

CONVERTIBLE BOND & NOTE - 0.1%
Automobiles - 0.1%
1,260,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $1,260,000)	1,395,450

SOVEREIGN BONDS - 1.5%
Brazil - 0.5%
	Federative Republic of Brazil:
1,610,000	7.125% due 1/20/37	1,781,867
1,432,000	11.000% due 8/17/40	1,931,410
1,875,000	Collective Action Securities, Notes, 8.000% due 1/15/18	2,118,750

	Total Brazil	5,832,027

Russia - 1.0%
10,155,000	Russian Federation, 5.00% due 3/31/30 (a)	11,532,272

	TOTAL SOVEREIGN BONDS (Cost - $15,215,894)	17,364,299

SHARES
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
8,696,430	Home Interiors & Gifts Inc. (c)(e)	86,964

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Household Durables - 0.0% (continued)
29,983	Mattress Discounters Corp.(c)(e)*	$0

	TOTAL CONSUMER DISCRETIONARY	86,964

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
2,752	Imperial Sugar Co.	92,275

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
172,414	Continental AFA Dispensing Co. (c)(e)*	948,277

Machinery - 0.0%
20	Glasstech Inc. (c)(e)*	0

	TOTAL INDUSTRIALS	948,277

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
40,557	Axiohm Transaction Solutions Inc. (c)(e)*	0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
10,212	World Access Inc., Senior Notes (c)*	8

	TOTAL COMMON STOCKS (Cost - $5,642,648)	1,127,524

CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
6,362	Chesapeake Energy Corp., Convertible, 6.250% (Cost - $1,598,443)	1,677,978

ESCROWED SHARES - 0.0%
4,000,000	Breed Technologies Inc. (c)(e)*	0
2,000,000	Pillowtex Corp. (c)(e)*	0
1,324,028	Vlasic Foods International Inc. (c)(e)*	0

	TOTAL ESCROWED SHARES (Cost - $0)	0

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
440	ION Media Networks Inc., (b)*	3,432,000
2,957	Spanish Broadcasting System Inc., Series B, 10.750% (b)	3,245,307

	TOTAL CONSUMER DISCRETIONARY	6,677,307

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
9,787	TCR Holdings Corp: Class B Shares (c)(e)*	10
5,383	Class C Shares (c)(e)*	6
14,191	Class D Shares (c)(e)*	14
29,362	Class E Shares (c)(e)*	29

	TOTAL FINANCIALS	59

INDUSTRIALS - 0.0%
Machinery - 0.0%
22	Glasstech Inc., (c)(e)*	0

	TOTAL PREFERRED STOCKS (Cost - $6,206,566)	6,677,366

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
LOAN PARTICIPATIONS - 1.5%
$3,500,000	Iap Worldwide Service Second Lien, Term Loan (Toronto Dominion), 15.188% due 6/30/12	$3,538,283
2,000,000	Penhall International Corp., Term Loan, 12.824% due 4/1/12	1,970,000
9,500,000	Sandridge Energy, Term Loan, 8.625% due 4/1/15	9,666,250
2,500,000	Verso Paper Holdings Term Loan, 11.570% due 2/1/12	2,510,938

	TOTAL LOAN PARTICIPATIONS (Cost - $17,264,542)	17,685,471

WARRANTS
WARRANTS - 0.0%
2,240	Brown Jordan International Inc., Expires 8/15/07 (a)(c)*	20
16,853,330	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (c)(e)*	51
1,250	Leap Wireless International Inc., Expires 4/15/10 (a)(c)(e)*	0
3,500	Mattress Discounters Co., Expires 7/15/07 (a)(c)(e)*	0
13,446	Pillowtex Corp., Expires 11/24/09, Expires 11/24/09 (c)(e)*	0
2,500	UbiquiTel Inc., Expires 4/15/10 (a)(c)(e)*	25

	TOTAL WARRANTS (Cost - $298,353)	96

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,137,735,182)	1,149,577,652

FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.6%
Sovereign Bonds - 0.5%
	Egypt Treasury Bills, Series 364:
$4,300,000	Zero coupon bond to yield 9.856% due 1/15/08	699,756
33,400,000	Zero coupon bond to yield 10.218% due 1/1/08	5,459,029

	TOTAL SOVEREIGN BONDS (Cost - $6,150,978)	6,158,785

Repurchase Agreement - 1.1%
12,810,000	Nomura Securities International Inc. repurchase agreement dated 3/31/07, 5.300% due 4/2/07; Proceeds at maturity - $12,815,658; (Fully collateralized by U.S. government agency obligation, 5.250% due 4/18/16; Market value - $13,066,767) (Cost - $12,810,000)	12,810,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,960,978)	18,968,785

	TOTAL INVESTMENTS - 98.4% (Cost - $1,156,696,160#)	1,168,546,437
	Other Assets in Excess of Liabilities - 1.6%	18,544,969

	TOTAL NET ASSETS - 100.0%	$1,187,091,406

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Illiquid security.

(d)	Security is currently in default.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(f)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 84.0%
FHLMC - 7.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
$758	11.750% due 7/1/15 (a)	$823
32,605	8.000% due 7/1/20 (a)	33,946
1,519,164	9.500% due 1/1/21 (a)	1,641,147
529,342	5.672% due 7/1/32 (a)(b)	533,978
2,111,546	5.000% due 8/1/33 (a)	2,046,711
499,980	5.899% due 1/1/37 (a)(b)	505,785
200,000	5.000% due 4/12/37 (c)(d)	193,312
	Gold:
288,189	6.000% due 7/1/10-7/1/29 (a)	292,793
49,657	7.000% due 5/1/11-8/1/11 (a)	50,900
250	8.250% due 4/1/17 (a)	264
9,963	8.000% due 12/1/19 (a)	10,345

	Total FHLMC	5,310,004

FNMA - 59.5%
	Federal National Mortgage Association (FNMA):
33,473	12.500% due 9/1/15-1/1/16 (a)	37,242
43,676	12.000% due 1/1/16 (a)	48,503
581,118	8.500% due 8/1/19-10/1/30 (a)	620,790
804	11.500% due 9/1/19 (a)	886
10,782	10.500% due 8/1/20 (a)	12,219
14,450,000	5.000% due 4/17/22-5/14/37 (c)(d)	14,044,312
19,700,000	5.500% due 4/17/22-5/14/37 (c)(d)	19,573,442
4,770,000	6.000% due 4/17/22-4/12/37 (c)(d)	4,816,921
194,984	7.000% due 1/1/25 (a)	203,431
971,358	6.000% due 2/1/29-1/1/33 (a)	984,496
17,545	7.500% due 9/1/30 (a)	18,369

	Total FNMA	40,360,611

GNMA - 16.7%
	Government National Mortgage Association (GNMA):
269,578	8.500% due 6/15/25 (a)	291,582
90,000	5.500% due 4/19/37 (c)(d)	89,522
10,300,000	6.000% due 4/19/37 (c)(d)	10,435,187
500,000	6.500% due 4/19/37 (c)(d)	512,969

	Total GNMA	11,329,260

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $56,876,570)	56,999,875

ASSET-BACKED SECURITIES - 16.4%
Credit Card - 1.5%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2004-A2, Class A2, 5.410% due 1/17/12 (a)(b)	1,002,693

Home Equity - 13.4%
617,544	Ace Securities Corp., Series 2006-GP1, Class A, 5.450% due 2/25/31 (a)(b)	617,587
	Countrywide Home Equity Loan Trust:
611,061	Series 2004-I, Class A, 5.610% due 2/15/34 (a)(b)	612,639
758,660	Series 2006-E, Class 2A, 5.460% due 7/15/36 (a)(b)	759,006
625,819	Series 2006-RES, Class 4F1B, 5.580% due 5/15/34 (a)(b)(e)	626,207
1,000,000	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, 5.530% due 11/25/36 (a)(b)	999,557
479,892	GSAMP Trust, Series 2006-S4, Class A1, 5.410% due 5/25/36 (a)(b)	480,209

See Notes to Schedules of Investments.

LEGG MASON PARTNERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Home Equity - 13.4% (continued)
$627,857	Indymac Seconds Asset Backed Trust, Series 2006-A, Class A, 5.450% due 6/25/36 (a)(b)	$628,147
765,064	Lehman XS Trust, Series 2006-GP4, Class 3A1A, 5.390% due 8/25/46 (a)(b)	764,903
	Morgan Stanley ABS Capital I:
53,507	Series 2005-WMC2, Class A1MZ, 5.570% due 2/25/35 (a)(b)	53,550
291,829	Series 2005-WMC4, Class A1MZ, 5.580% due 4/25/35 (a)(b)	292,199
584,172	Morgan Stanley Ixis Real Estate Capital Trust, Series 2006-1, Class 1A, 5.350% due 7/25/36 (a)(b)	584,536
	SACO I Trust:
597,846	Series 2006-6, Class A, 5.450% due 6/25/36 (a)(b)	597,954
635,010	Series 2006-7, Class A1, 5.450% due 7/25/36 (a)(b)	635,101
688,203	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.430% due 2/25/36 (a)(b)(e)	688,526
767,941	Truman Capital Mortgage Loan Trust, Series 2006-01, Class A, 5.580% due 3/25/36 (a)(b)(e)	767,941

	Total Home Equity	9,108,062

Student Loan - 1.5%
1,000,000	SLM Student Loan Trust, Series 2006-5, Class A2, 5.350% due 7/25/17	1,000,733

	TOTAL ASSET-BACKED SECURITIES (Cost - $11,110,720)	11,111,488

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.7%
741,696	American Home Mortgage Assets, Series 2006-3, Class 3A12, 5.510% due 10/25/46 (a)(b)	743,982
	Countrywide Alternative Loan Trust:
338,189	Series 2005-17, Class 1A1, 5.580% due 7/25/35 (a)(b)	338,843
	Series 2006-OA09:
811,724	Class 1A1, 5.520% due 7/20/46 (a)(b)	810,222
796,650	Class 2A1B, 5.520% due 7/20/43 (a)(b)	799,273
882,106	Series 2006-OA11, Class A4, 5.510% due 9/25/46 (a)(b)	881,657
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	Series 2525, Class AM, 4.500% due 4/15/32 (a)	112,931
1,762,520	Series 2638, Class DI, PAC IO, 5.000% due 5/15/23 (a)(f)	322,745
737,370	Series 2686, Class QI, PAC, IO, 5.500% due 1/15/23 (a)(f)	18,019
	Federal National Mortgage Association (FNMA):
194,861	ACES, Series 1998-M4, Class C, 6.527% due 5/25/30 (a)	195,420
671,438	Whole Loan, Series 2003-W19, Class 2A, 5.921% due 6/25/33 (a)(b)	688,941
544,199	Government National Mortgage Association (GNMA), Series 2003-79, Class PW, PAC, 5.500% due 5/20/09 (a)	544,252
802,062	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, 5.420% due 9/25/46 (a)(b)	802,138
	Harborview Mortgage Loan Trust:
770,521	Series 2006-07, Class 2A1A, 5.520% due 10/19/37 (a)(b)	771,269
800,320	Series 2006-09, Class 2A1A, 5.530% due 11/19/36 (a)(b)	802,723
688,677	IMPAC Secured Assets Corp., Series 2005-2, Class A1, 5.640% due 3/25/36 (a)(b)	691,346
1,090,000	JPMorgan Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.429% due 12/12/43 (a)	1,093,450
700,021	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.510% due 5/25/46 (a)(b)	699,728
127,558	MASTR Adjustable Rate Mortgage Trust, Series 2004-15, Class 1A1, 4.615% due 12/25/34 (a)(b)	129,065
	Morgan Stanley Mortgage Loan Trust:
503,518	Series 2006-4SL, Class A1, 5.470% due 3/25/36 (a)(b)	503,907
526,258	Series 2006-8AR, Class 1A2, 5.390% due 6/25/36 (a)(b)	526,317
736,814	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.510% due 9/25/46 (a)(b)	737,723

See Notes to Schedules of Investments.

LEGG MASON PARTNERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.7% (continued)
$404,069	Opteum Mortgage Acceptance Corp., Series 2006-1, Class 1A1A, 5.410% due 4/25/36 (a)(b)	$403,915
883,618	Structured Asset Mortgage Investments Inc., Series 2006-AR6, Class 1A1, 5.500% due 7/25/36 (a)(b)	885,602
	Thornburg Mortgage Securities Trust:
862,364	Series 2005-02, Class A4, 5.570% due 7/25/45 (a)(b)	862,922
	Series 2006-03:
837,777	Class A2, 5.425% due 6/25/36 (a)(b)	837,014
826,027	Class A3, 5.430% due 6/25/36 (a)(b)	825,089
	Washington Mutual Inc.:
568,159	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (a)(b)	570,135
269,288	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (a)(b)	270,316
576,141	Washington Mutual Pass Through Certificates, Series 2005-AR15, Class A1A2, 5.600% due 11/25/45 (a)(b)	578,425
674,658	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (a)(b)	674,396

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $18,066,230)	18,121,765

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.1%
U.S. Government Agency - 2.9%
2,000,000	Federal National Mortgage Association (FNMA), Notes, 3.681% due 2/17/09 (a)(b)	1,968,480

U.S. Government Obligations - 6.2%
	U.S. Treasury Notes:
840,000	3.375% due 10/15/09 (a)	816,573
5,000	4.000% due 2/15/14 (a)	4,825
2,470,000	4.250% due 8/15/15 (a)	2,404,681
980,000	4.625% due 11/15/16 (a)	977,435

	Total U.S. Government Obligations	4,203,514

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,158,539)	6,171,994

U.S. TREASURY INFLATION PROTECTED SECURITIES - 6.3%
	U.S. Treasury Bonds, Inflation Indexed:
2,162,061	2.000% due 1/15/26 (a)	2,055,480
682,536	2.375% due 1/15/27 (a)	688,376
1,529,700	U.S. Treasury Notes, Inflation Indexed, 2.375% due 4/15/11 (a)	1,550,077

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $4,268,237)	4,293,933

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,480,296)	96,699,055

SHORT-TERM INVESTMENTS - 31.3%
U.S. Government Obligation - 9.0%
6,131,000	U.S. Treasury Bills, 5.109% due 4/19/07 (a)(g)(h) (Cost - $6,116,567)	6,116,567

Repurchase Agreement - 22.3%
15,163,000	Nomura Securities International Inc. repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity - $15,169,697; (Fully collateralized by U.S. government agency obligation, 5.250% due 4/18/16; Market value - $15,466,721) (Cost - $15,163,000)(a)	15,163,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,279,567)	$21,279,567

	TOTAL INVESTMENTS - 173.8% (Cost - $117,759,863#)	$117,978,622
	Liabilities in Excess of Other Assets - (73.8)%	(50,100,772)

	TOTAL NET ASSETS - 100.0%	$67,877,850

(a)	All or a portion of this security is segregated for open futures contracts, TBA’s and mortgage dollar rolls.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Illiquid security.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global High Yield Bond Fund (“Global High Yield Bond Fund”) and Legg Mason Partners Short/Intermediate U.S. Government Fund (“Short/Intermediate U.S. Government Fund), (collectively, the “Funds”) are separate diversified investment funds of the Legg Mason Partners Series Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Funds are a separate diversified series of Legg Mason Partners Income Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act as on open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Schedule of Investments (unaudited) (continued)

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(f) Mortgage Dollar Rolls. The Short/Intermediate U.S. Government Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Credit and Market Risk. The Global High Yield Bond Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Other Risks. Consistent with their objective to seek high current income, certain Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(j) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Global High Yield Bond Fund	$49,781,046	$(37,930,769)	$11,850,277
Short/Intermediate U.S. Government Fund	517,625	(298,866)	218,759

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2007, the Short/Intermediate U.S. Government Fund had the following open futures contracts:

Short/Intermediate U.S. Government Fund	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. Treasury, 2-Year Notes	61	6/07	$12,459,445	$12,498,328	$38,883
U.S. Treasury, 5-Year Notes	66	6/07	6,968,760	6,982,594	13,834

					52,717
Contracts to Sell:
U.S. Treasury Bond	5	6/07	$561,373	$556,250	$5,123
U.S. Treasury, 10-Year Notes	75	6/07	8,118,328	8,109,375	8,953

					14,076

Net Unrealized Gain on Open Futures Contracts					$66,793

At March 31, 2007, Short/Intermediate U.S. Government Fund had outstanding mortgage dollar rolls with a total cost of $53,931,357.

At March 31, 2007, Short/Intermediate U.S. Government Fund held TBA securities with a total cost of $49,473,896.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 29, 2007